ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2023
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets, net

	September 30,
	2022	2023
	RMB	RMB
Technology rights for licensed seeds	75,899	72,748
Others	4,739	4,739
	80,638	77,487
Accumulated amortization	(73,092)	(73,877)
Impairment provision	(4,557)	(3,610)

Acquired intangible assets, net	2,989	—